Loan and Financing - Debt Issuance Costs by Type (Detail) R$ in Thousands	9 Months Ended
Sep. 30, 2018 BRL (R$)
Debt Issuance Costs [Line Items]
Incurred debt issuance cost	R$ 12,577
Financial Institution [Member]
Debt Issuance Costs [Line Items]
Incurred debt issuance cost	11,922
Public Debentures [Member]
Debt Issuance Costs [Line Items]
Incurred debt issuance cost	655
Current
Debt Issuance Costs [Line Items]
Incurred debt issuance cost, current	1,290
Non Current [Member]
Debt Issuance Costs [Line Items]
Incurred debt issuance cost, non-current	R$ 11,287